STOCK-BASED COMPENSATION (Details - Stock based compensation) - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 160,071	$ 71,146
Cost of Sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	28,415	11,233
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	43,489	16,925
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 88,167	$ 42,988